CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Non-current assets	R 3,485.4	R 3,403.9
Property, plant and equipment	2,621.1	2,775.3
Investments in rehabilitation obligation funds	626.0	587.5
Payment made under Protest	35.0	27.6
Other investments	195.3	3.5
Deferred tax assets	8.0	10.0
Current assets	2,189.8	656.1
Inventories	323.4	304.6
Current tax receivable	4.9	4.1
Trade and other receivables	146.4	67.9
Cash and cash equivalents	1,715.1	279.5
TOTAL ASSETS	5,675.2	4,060.0
EQUITY AND LIABILITIES
Equity	4,040.2	2,688.6
Stated share capital	6,157.9	5,072.8
Other reserves	0.0	453.6
Retained earnings	(2,117.7)	(2,837.8)
Non-current liabilities	889.1	913.2
Provision for environmental rehabilitation	568.9	682.6
Deferred tax liabilities	273.1	193.2
Employee benefits	10.1	37.4
Lease liabilities (2019: finance lease obligation)	37.0	0.0
Current liabilities	745.9	458.2
Trade and other payables	478.8	419.2
Employee benefits	227.6	22.6
Current portion of lease liabilities (2019: current portion of finance lease obligation )	10.1	11.0
Current tax liability	29.4	5.4
TOTAL LIABILITIES	1,635.0	1,371.4
TOTAL EQUITY AND LIABILITIES	R 5,675.2	R 4,060.0